EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

22.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income	405,575,533	924,352,495	335,255,274
Less: Net (loss)/income attributable to non-controlling interests	(903,161)	25,690,269	104,870,621
Net income attributable to JinkoSolar’s ordinary shareholders	406,478,694	898,662,226	230,384,653
Dilutive effects of call option	—	(91,066,662)	(462,751,547)
Numerator for diluted income per share	406,478,694	807,595,564	(232,366,894)

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	153,806,379	169,363,306	178,938,853
Dilutive effects of share options	897,786	1,909,930	—
Dilutive effects of call option	—	(4,705,479)	(7,500,000)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	154,704,166	166,567,757	171,438,853

Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	2.64	5.31	1.29
Diluted earnings per share attributable to JinkoSolar’s ordinary shareholders	2.63	4.85	(1.36)

For the year ended December 31, 2018, 2019 and 2020, convertible senior notes convertible into 873, 17,708,332 and 17,708,332 shares were not included in the computation of diluted EPS because of their anti-dilutive effect, respectively.

For the year ended December 31, 2020, incremental shares under treasury stock method in relation to share options of 1,110,760 shares were not included in the computation of diluted EPS because the individually dilutive effect of these incremental shares is antidilutive to the overall calculation of diluted EPS.

Because of the dilutive impact, potential shares underlying the call option arrangement (Note 24) were removed from weighted average number of ordinary shares outstanding since its issuance date, and changes in income of the assumed exercise of call option, including the change in fair value of the call option, foreign exchange gain /(loss) on the call option, and the issuance costs of the call option were also recorded as the adjustment to the consolidated net income to arrive at the diluted net income available to the Company’s ordinary shareholders.